Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of operations and comprehensive income (loss)	6 Months Ended
Jan. 31, 2021 USD ($) $ / shares
As Previously reported [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of operations and comprehensive income (loss) [Line Items]
Net Loss from Discontinued Operations	$ (5,818,787)
Net loss	(7,175,067)
Net loss attributable to ATIF Holdings Limited	(6,828,287)
Comprehensive loss	(7,194,438)
Comprehensive loss attributable to ATIF Holdings Limited	$ (6,713,345)
Loss Per share – basic and diluted* (in Dollars per share) | $ / shares	$ (0.7)
Loss Per share from discontinued operations – basic and diluted* (in Dollars per share) | $ / shares	$ (0.6)
Adjustments [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of operations and comprehensive income (loss) [Line Items]
Net Loss from Discontinued Operations	$ (807,111)
Net loss	(807,111)
Net loss attributable to ATIF Holdings Limited	(807,111)
Comprehensive loss	(807,111)
Comprehensive loss attributable to ATIF Holdings Limited	$ (807,111)
Loss Per share – basic and diluted* (in Dollars per share) | $ / shares	$ (0.08)
Loss Per share from discontinued operations – basic and diluted* (in Dollars per share) | $ / shares	$ (0.08)
As Revised [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of operations and comprehensive income (loss) [Line Items]
Net Loss from Discontinued Operations	$ (6,625,898)
Net loss	(7,982,178)
Net loss attributable to ATIF Holdings Limited	(7,635,398)
Comprehensive loss	(8,001,549)
Comprehensive loss attributable to ATIF Holdings Limited	$ (7,520,456)
Loss Per share – basic and diluted* (in Dollars per share) | $ / shares	$ (0.78)
Loss Per share from discontinued operations – basic and diluted* (in Dollars per share) | $ / shares	$ (0.68)